UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22982

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Global Income Builder NextShares (EVGBC)

Listing Exchange:  The NASDAQ Stock Market LLC

Semiannual Report

April 30, 2016

NextSharesTM is a trademark of NextShares Solutions LLC. Used with permission.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Global Income Builder NextShares

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	33

Officers and Trustees	43

Important Notices	44

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Performance1,2

Portfolio Managers Michael A. Allison, CFA and John H. Croft, CFA, of Eaton Vance and Boston Management and Research; Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Management (International) Limited

% Cumulative Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	03/30/2016	—	—	—	1.14%
Fund at Market Price	—	—	—	—	1.30
MSCI World Index	—	–1.05%	–4.17%	5.96%	1.29%
Blended Index	—	0.35	–2.80	5.59	1.41

% Total Annual Operating Expense Ratios[3]
Gross					1.04%
Net					0.90

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested, and are net of management fees and other expenses. Market price returns are based on the Fund’s price at the close of market trading. If you trade your shares at another time during the day, your return may differ. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Fund Profile4

Country Allocation (% of net assets)5

Asset Allocation (% of net assets)5

Top 10 Holdings (% of net assets)6

Alphabet, Inc., Class C	2.3%

Wells Fargo & Co.	1.6

Visa, Inc., Class A	1.5

iShares iBoxx $ High Yield Corporate Bond ETF	1.3

Royal Dutch Shell PLC, Class B	1.3

Lowe’s Cos., Inc.	1.2

Synchrony Financial	1.2

Shire PLC	1.1

Prudential PLC	1.1

JPMorgan Chase & Co.	1.1

Total	13.7%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Endnotes and Additional Disclosures

[1]

Shares of NextShares funds are traded in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. Buyers and sellers of shares normally transact with each other, rather than with the fund. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares do not have an operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through authorized participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. The basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. BofA Merrill Lynch Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market below investment grade corporate bonds and reflects gross returns. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. The blended index consists of 65% MSCI World Index and 35% BofA Merrill Lynch Developed Markets High Yield Ex-Subordinated Financial Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

The Portfolio may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Portfolio’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The actual Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 30, 2016 – April 30, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/30/16)	Ending Account Value (4/30/16)	Expenses Paid During Period (3/30/16 – 4/30/16)		Annualized Expense Ratio

Actual*
	$1,000.00	$1,011.40	$0.79	***	0.90%

*     The Fund had not commenced operations on November 1, 2015. Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 32/366 (to reflect the period from commencement of operations on March 30, 2016 to April 30, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 30, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period (11/1/15 – 4/30/16)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
	$1,000.00	$1,020.40	$4.52	***	0.90%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 30, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Global Income Builder Portfolio, at value (identified cost, $3,014,893)	$3,032,829
Cash	551
Receivable from affiliates	11,152
Total assets	$3,044,532

Liabilities
Payable to affiliates:
Administration fee	$242
Trustees’ fees	42
Operations agreement fee	78
Accrued expenses	10,954
Total liabilities	$11,316
Net Assets	$3,033,216

Sources of Net Assets
Paid-in capital	$3,022,074
Accumulated net realized loss from Portfolio	(17,819)
Accumulated undistributed net investment income	11,025
Net unrealized appreciation from Portfolio	17,936
Total	$3,033,216

Net Asset Value Per Share
($3,033,216 ÷ 150,000 shares issued and outstanding)	$20.22

6	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2016(1)
Dividends allocated from Portfolio (net of foreign taxes, $3,246)	$9,666
Interest allocated from Portfolio	2,875
Expenses allocated from Portfolio	(1,352)
Total investment income from Portfolio	$11,189

Expenses
Administration fee	$242
Operations agreement fee (Note 3)	78
Trustees’ fees and expenses	42
Custodian fee	1,526
Transfer and dividend disbursing agent fees	1,784
Legal and accounting services	3,639
Printing and postage	270
Registration fees	328
Listing fee	2,320
Intraday pricing fee	924
Miscellaneous	163
Total expenses	$11,316
Deduct —
Allocation of expenses to affiliates	$11,152
Total expense reductions	$11,152

Net expenses	$164

Net investment income	$11,025

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(10,361)
Financial futures contracts	(1,696)
Foreign currency and forward foreign currency exchange contract transactions	(5,762)
Net realized loss	$(17,819)
Change in unrealized appreciation (depreciation) —
Investments	$14,982
Financial futures contracts	381
Foreign currency and forward foreign currency exchange contracts	2,573
Net change in unrealized appreciation (depreciation)	$17,936

Net realized and unrealized gain	$117

Net increase in net assets from operations	$11,142

(1)	For the period from the start of business, March 30, 2016, to April 30, 2016.

7	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2016 (Unaudited)(1)
From operations —
Net investment income	$11,025
Net realized loss from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(17,819)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	17,936
Net increase in net assets from operations	$11,142
Transactions in Fund shares —
Proceeds from sale of shares	$3,021,436
Transaction fees	551
Net increase in net assets from Fund share transactions	$3,021,987
Other Capital —
Portfolio transaction fees allocated from Portfolio	$87

Net increase in net assets	$3,033,216

Net Assets
At beginning of period	$—
At end of period	$3,033,216

Accumulated undistributed net investment income included in net assets
At end of period	$11,025

Changes in shares outstanding
Shares outstanding, beginning of period	—
Shares sold	150,000
Shares outstanding, end of period	150,000

(1)	For the period from the start of business, March 30, 2016, to April 30, 2016.

8	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Financial Highlights

	Period Ended April 30, 2016 (Unaudited)(1)
Net asset value — Beginning of period	$20.000

Income (Loss) From Operations
Net investment income(2)	$0.115
Net realized and unrealized gain	0.105

Total income from operations	$0.220

Net asset value — End of period	$20.220

Total Return on Net Asset Value(3)	1.14	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,033
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.90	%(6)(7)
Net investment income	6.71	%(6)
Portfolio Turnover of the Portfolio	20	%(4)(8)

(1)	For the period from the start of business, March 30, 2016, to April 30, 2016.

(2)	Computed using average shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 6.78% of average daily net assets for the period ended April 30, 2016). Absent this reimbursement, total return would be lower.

(8)	For the period from the Portfolio’s start of business, March 28, 2016, to April 30, 2016.

9	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Income Builder NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed exchange-traded fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund commenced operations on March 30, 2016. The Fund invests substantially all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust having substantially the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.8% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial

10

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $500 million and is payable monthly. On Direct Assets of $500 million and over, the annual fee is reduced. Pursuant to an investment sub-advisory agreement, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp. a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the period ended April 30, 2016, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the period ended April 30, 2016, the administration fee amounted to $242.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the period ended April 30, 2016, the operations agreement fee amounted to $78 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM and EVMI have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% of the Fund’s average daily net assets through February 28, 2017. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVMI were allocated $11,152 in total of the Fund’s operating expenses for the period ended April 30, 2016.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the period ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,021,436 and $0, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1 of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statement of Changes in Net Assets.

5  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as transaction fees on the Statement of Changes in Net Assets.

11

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 60.9%

Security	Shares	Value

Aerospace & Defense — 1.1%
United Technologies Corp.	41,335	$4,314,134

		$4,314,134

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	29,930	$2,124,132

		$2,124,132

Banks — 4.5%
DNB ASA	77,476	$991,416
JPMorgan Chase & Co.	69,198	4,373,314
Mitsubishi UFJ Financial Group, Inc.	633,389	2,922,971
Svenska Handelsbanken AB, Class A	68,039	907,650
U.S. Bancorp	50,174	2,141,928
Wells Fargo & Co.	123,544	6,174,729

		$17,512,008

Beverages — 2.5%
Anheuser-Busch Inbev NV/SA	25,976	$3,222,423
Constellation Brands, Inc., Class A	16,376	2,555,639
Diageo PLC	154,270	4,170,859

		$9,948,921

Biotechnology — 1.7%
Celgene Corp.(1)	34,955	$3,614,697
Gilead Sciences, Inc.	34,571	3,049,508

		$6,664,205

Capital Markets — 0.7%
Credit Suisse Group AG	98,895	$1,505,029
Credit Suisse Group AG(2)	70,297	1,069,812

		$2,574,841

Chemicals — 0.3%
BASF SE	12,793	$1,058,375
K&S AG	7,131	177,992

		$1,236,367

Commercial Services & Supplies — 0.5%
Brambles, Ltd.	228,591	$2,159,086

		$2,159,086

Security	Shares	Value

Construction & Engineering — 0.1%
Boskalis Westminster	10,078	$420,283

		$420,283

Consumer Finance — 1.9%
Discover Financial Services	53,234	$2,995,477
Synchrony Financial(1)	152,910	4,674,459

		$7,669,936

Diversified Financial Services — 0.3%
Banca Mediolanum SpA	158,090	$1,303,553

		$1,303,553

Diversified Telecommunication Services — 1.1%
Nippon Telegraph & Telephone Corp.	86,875	$3,887,683
Proximus SADP	17,980	605,994

		$4,493,677

Electric Utilities — 1.0%
NextEra Energy, Inc.	31,881	$3,748,568

		$3,748,568

Electrical Equipment — 1.7%
Legrand SA	64,704	$3,687,979
Nidec Corp.	34,202	2,506,119
Schneider Electric SE	9,753	637,725

		$6,831,823

Electronic Equipment, Instruments & Components — 0.9%
Keyence Corp.	5,741	$3,441,115

		$3,441,115

Energy Equipment & Services — 0.5%
Schlumberger, Ltd.	24,837	$1,995,405

		$1,995,405

Food Products — 1.3%
Kerry Group PLC, Class A	23,447	$2,090,827
Mondelez International, Inc., Class A	67,369	2,894,172

		$4,984,999

Health Care Equipment & Supplies — 0.8%
Medtronic PLC	41,437	$3,279,739

		$3,279,739

12	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.0%
Accor SA	93,191	$4,126,800

		$4,126,800

Household Durables — 0.8%
Newell Brands, Inc.	72,102	$3,283,525

		$3,283,525

Household Products — 0.8%
Reckitt Benckiser Group PLC	31,658	$3,084,089

		$3,084,089

Industrial Conglomerates — 1.0%
General Electric Co.	128,607	$3,954,665

		$3,954,665

Insurance — 3.7%
Allianz SE	5,715	$972,281
AXA SA	37,855	955,824
Chubb, Ltd.	35,219	4,150,911
Prudential PLC	222,213	4,386,380
SCOR SE	16,751	570,634
St. James’s Place PLC	212,327	2,695,213
Swiss Re AG	9,727	864,522

		$14,595,765

Internet Software & Services — 3.5%
Alibaba Group Holding, Ltd. ADR(1)	21,553	$1,658,288
Alphabet, Inc., Class C(1)(3)	13,143	9,108,230
Facebook, Inc., Class A(1)	27,240	3,202,879

		$13,969,397

IT Services — 1.9%
Visa, Inc., Class A	74,779	$5,775,930
Worldpay Group PLC(1)(4)	415,352	1,619,911

		$7,395,841

Machinery — 0.5%
Alfa Laval AB	22,279	$351,520
Kubota Corp.	78,775	1,147,504
Melrose Industries PLC	81,996	448,019

		$1,947,043

Security	Shares	Value

Media — 1.4%
ITV PLC	182,934	$602,998
Pearson PLC	74,897	882,548
Time Warner, Inc.	51,893	3,899,240

		$5,384,786

Multi-Utilities — 1.3%
Engie SA	38,345	$632,441
National Grid PLC	146,925	2,096,416
Sempra Energy	12,964	1,339,829
Suez Environnement Co.	13,735	253,131
Veolia Environnement SA	26,591	653,223

		$4,975,040

Multiline Retail — 0.5%
Dollar General Corp.	22,532	$1,845,596

		$1,845,596

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	65,329	$3,446,758
Chevron Corp.	25,535	2,609,166
Occidental Petroleum Corp.	37,833	2,899,900
Royal Dutch Shell PLC, Class B	194,476	5,105,942

		$14,061,766

Paper & Forest Products — 0.2%
Stora Enso Oyj	68,895	$602,355

		$602,355

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	41,671	$3,994,999

		$3,994,999

Pharmaceuticals — 6.3%
Allergan PLC(1)	8,160	$1,767,130
Bayer AG	37,012	4,277,361
Eli Lilly & Co.	53,671	4,053,771
Novo Nordisk A/S, Class B	56,154	3,135,322
Roche Holding AG PC	13,254	3,353,384
Sanofi	7,385	608,720
Shire PLC	71,617	4,469,046
Teva Pharmaceutical Industries, Ltd. ADR	55,963	3,047,185

		$24,711,919

13	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services — 0.9%
Verisk Analytics, Inc.(1)	45,309	$3,515,072

		$3,515,072

Real Estate Investment Trusts (REITs) — 0.8%
Equity Residential	45,995	$3,130,880

		$3,130,880

Road & Rail — 0.9%
Union Pacific Corp.	39,062	$3,407,378

		$3,407,378

Semiconductors & Semiconductor Equipment — 1.7%
ASML Holding NV	39,285	$3,797,122
Infineon Technologies AG	212,814	3,036,339

		$6,833,461

Specialty Retail — 2.6%
Dixons Carphone PLC	288,416	$1,795,374
Hennes & Mauritz AB, Class B	26,668	949,657
Industria de Diseno Textil SA	86,122	2,771,885
Lowe’s Cos., Inc.	64,459	4,900,173

		$10,417,089

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	20,061	$1,880,518

		$1,880,518

Textiles, Apparel & Luxury Goods — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	18,711	$3,117,468
NIKE, Inc., Class B	38,073	2,244,023
Pandora A/S	14,866	1,932,766

		$7,294,257

Tobacco — 2.1%
Imperial Brands PLC	55,584	$3,022,280
Reynolds American, Inc.	82,691	4,101,474
Swedish Match AB	33,276	1,056,906

		$8,180,660

Security	Shares	Value

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC	732,080	$2,358,643

		$2,358,643

Total Common Stocks (identified cost $226,900,937)		$239,654,336

Preferred Stocks — 5.8%

Security	Shares	Value

Banks — 3.1%
AgriBank FCB, 6.875% to 1/1/24(5)	9,798	$1,041,344
Barclays Bank PLC, 8.25% to 12/15/18(5)	1,180	1,199,845
CoBank ACB, Series F, 6.25% to 10/1/22(5)	8,600	885,262
Farm Credit Bank of Texas, 6.75% to 9/15/23(5)	1,115	120,316
Farm Credit Bank of Texas, Series 1, 10.00%	230	283,188
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(5)	460	429,713
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	400	547,798
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)	353	363,748
KeyCorp, Series A, 7.75% (Convertible)	6,109	804,403
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(5)	335	375,185
Regions Financial Corp., Series A, 6.375%	36,746	962,745
Royal Bank of Scotland Group PLC, Series L, 5.75%	31,166	754,217
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)	2.49	258,492
SunTrust Banks, Inc., Series E, 5.875%	34,002	892,552
Texas Capital Bancshares, Inc., 6.50%	20,005	497,124
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	345,830
Webster Financial Corp., Series E, 6.40%	20,335	532,523
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,108,940
Zions Bancorporation, Series I, 5.80% to 9/15/23(5)	88	86,202
Zions Bancorporation, Series J, 7.20% to 9/15/23(5)	619	664,541

		$12,153,968

Capital Markets — 0.3%
KKR & Co., LP, Series A, 6.75%	7,197	$184,099
Morgan Stanley, Series G, 6.625%	35,777	967,410

		$1,151,509

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	37,300	$966,070
SLM Corp., Series B, 2.334%(6)	10,280	453,749

		$1,419,819

14	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	30,000	$785,625

		$785,625

Electric Utilities — 0.4%
AES Gener SA, 8.375% to 6/18/19(4)(5)	515	$554,229
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,893	153,522
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	233,198
Southern Co. (The), 6.25%	22,549	610,402

		$1,551,351

Food Products — 0.3%
Dairy Farmers of America, 7.875%(4)	4,700	$500,110
Land O’Lakes, Inc., 8.00%(4)	635	662,922
Ocean Spray Cranberries, Inc., 6.25%(4)	540	46,896

		$1,209,928

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	36,888	$976,381

		$976,381

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$243,735

		$243,735

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(5)	29,220	$713,333

		$713,333

Real Estate Investment Trusts (REITs) — 0.4%
Cedar Realty Trust, Inc., Series B, 7.25%	5,850	$151,222
DDR Corp., Series J, 6.50%	25,300	664,378
DDR Corp., Series K, 6.25%	6,500	172,000
Vornado Realty Trust, Series K, 5.70%	21,500	552,980

		$1,540,580

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$950,900

		$950,900

Total Preferred Stocks (identified cost $22,034,566)		$22,697,129

Corporate Bonds & Notes — 27.4%

Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21		400	$422,074
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)		335	235,337
TransDigm, Inc., 6.00%, 7/15/22		1,000	1,017,200

			$1,674,611

Auto Components — 0.5%
Aston Martin Capital, Ltd., 9.25%, 7/15/18(7)	GBP	650	$978,241
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22(7)	GBP	650	983,914

			$1,962,155

Automobiles — 0.1%
FTE Verwaltungs GmbH, 9.00%, 7/15/20(7)	EUR	400	$485,673

			$485,673

Banks — 2.0%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(4)(5)		465	$335,963
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(5)		843	844,581
BNP Paribas SA, 7.375% to 8/19/25, 12/29/49(4)(5)		835	825,606
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)		430	374,100
Citigroup, Inc., Series T, 6.25% to 8/15/26, 12/29/49(5)		558	574,740
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(4)(5)		917	884,679
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(4)(5)		675	623,104
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(5)		520	460,525
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24, 1/29/49(5)		135	149,526
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(5)		1,268	1,271,170
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(5)		298	296,212
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25, 12/29/49(5)		550	528,515
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(5)(7)		854	876,418

			$8,045,139

Building Products — 0.8%
Builders FirstSource, Inc., 7.625%, 6/1/21(4)		215	$227,362
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(4)		1,000	1,050,000
Standard Industries, Inc., 5.125%, 2/15/21(4)		60	62,700
Standard Industries, Inc., 5.50%, 2/15/23(4)		115	120,894
Standard Industries, Inc., 6.00%, 10/15/25(4)		500	541,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	606,000

15	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Building Products (continued)
USG Corp., 5.875%, 11/1/21(4)		500	$528,815

			$3,137,021

Capital Markets — 0.3%
HRG Group, Inc., 7.875%, 7/15/19		1,000	$1,057,500

			$1,057,500

Casino & Gaming — 0.0%(8)
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$30,750
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	114,813

			$145,563

Chemicals — 0.4%
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		1,000	$885,000
PQ Corp., 6.75%, 11/15/22(4)(9)		35	36,137
W.R. Grace & Co., 5.125%, 10/1/21(4)		750	787,125

			$1,708,262

Commercial Services & Supplies — 1.7%
Befesa Zinc SAU Via Zinc Capital SA, 8.875%, 5/15/18(7)	EUR	900	$1,037,373
Clean Harbors, Inc., 5.125%, 6/1/21		400	405,000
Covanta Holding Corp., 5.875%, 3/1/24		500	497,500
ExamWorks Group, Inc., 5.625%, 4/15/23		500	538,125
GFL Environmental, Inc., 9.875%, 2/1/21(4)		50	53,000
Loxam SAS, 3.50%, 5/3/23(7)(9)	EUR	615	709,030
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(7)	CHF	900	978,057
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(4)(9)		215	224,138
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	554,125
TeamHealth, Inc., 7.25%, 12/15/23(4)		500	532,187
Verisure Holding AB, 6.00%, 11/1/22(7)	EUR	850	1,047,117

			$6,575,652

Communications Equipment — 0.1%
Riverbed Technology, Inc., 8.875%, 3/1/23(4)		535	$540,350

			$540,350

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		550	$602,937
CPUK Finance, Ltd., 7.00%, 2/28/42(7)	GBP	650	994,624

			$1,597,561

Security		Principal Amount* (000’s omitted)	Value

Containers & Packaging — 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc, 6.75%, 5/15/24(7)(9)	EUR	945	$1,082,073
Ball Corp., 4.375%, 12/15/23	EUR	850	1,060,889
Horizon Holdings I SASU, 7.25%, 8/1/23(7)	EUR	850	1,043,856
Smurfit Kappa Acquisitions, 2.75%, 2/1/25(7)	EUR	850	973,147

			$4,159,965

Distributors — 0.5%
Alliance Automotive Finance PLC, 6.25%, 12/1/21(7)	EUR	850	$1,046,611
HD Supply, Inc., 5.75%, 4/15/24(4)		65	68,331
LKQ Italia Bondco SpA, 3.875%, 4/1/24(7)	EUR	600	718,806

			$1,833,748

Diversified Financial Services — 0.8%
Aircastle, Ltd., 5.00%, 4/1/23		75	$76,549
Argos Merger Sub, Inc., 7.125%, 3/15/23(4)		500	512,500
Arrow Global Finance PLC, 4.75%, 5/1/23(5)(7)	EUR	1,270	1,455,014
CIT Group, Inc., 5.25%, 3/15/18		500	516,875
Leucadia National Corp., 6.625%, 10/23/43		494	399,764

			$2,960,702

Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 5.80%, 3/15/22		500	$495,625
CenturyLink, Inc., 7.50%, 4/1/24		100	100,500
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)		875	937,212
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25(4)		65	67,925

			$1,601,262

Electric Utilities — 0.9%
AES Corp. (The), 5.50%, 3/15/24		550	$559,625
Dynegy, Inc., 7.375%, 11/1/22		550	545,875
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)		995	1,150,469
NRG Yield Operating, LLC, 5.375%, 8/15/24		500	472,500
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)		604	467,433
Southern Water Greensand Financing PLC, 8.50%, 4/15/19(7)	GBP	200	327,170

			$3,523,072

Electronic Equipment, Instruments & Components — 0.5%
Manitowoc Foodservice, Inc., 9.50%, 2/15/24(4)		215	$238,650
Rapid Holding GmbH, 6.625%, 11/15/20(7)	EUR	850	1,031,700
Zebra Technologies Corp., 7.25%, 10/15/22		750	815,700

			$2,086,050

16	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Energy Equipment & Services — 0.0%(8)
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)(10)		467	$39,695

			$39,695

Food Products — 0.4%
Dean Foods Co., 6.50%, 3/15/23(4)		1,000	$1,052,500
Fresh Market, Inc. (The), 9.75%, 5/1/23(4)		175	172,812
Land O’ Lakes, Inc., 8.00%, 12/29/49(4)		240	244,800
TreeHouse Foods, Inc., 6.00%, 2/15/24(4)		180	192,375

			$1,662,487

Food Service — 0.3%
Agrokor d.d., 8.875%, 2/1/20(4)		1,000	$1,070,000

			$1,070,000

Health Care Equipment & Supplies — 2.3%
Alere, Inc., 6.375%, 7/1/23(4)		1,020	$1,042,950
Alere, Inc., 6.50%, 6/15/20		40	39,700
AmSurg Corp., 5.625%, 7/15/22		1,000	1,030,000
Centene Corp., 5.625%, 2/15/21(4)		90	94,725
Centene Corp., 6.125%, 2/15/24(4)		90	94,725
Cerberus Nightingale 1 S.a.r.l., 8.25%, 2/1/20(7)	EUR	850	1,006,268
CHS/Community Health Systems, Inc., 6.875%, 2/1/22		500	457,187
Ephios Bondco PLC, 6.25%, 7/1/22(7)	EUR	850	1,038,893
HCA, Inc., 5.875%, 2/15/26		750	780,000
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(4)		250	260,000
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(4)		750	781,125
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(4)		245	265,519
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(4)		600	564,000
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(4)		1,020	1,035,300
Tenet Healthcare Corp., 6.75%, 6/15/23		600	597,750

			$9,088,142

Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc., 6.50%, 3/1/24(4)		70	$74,025
MEDNAX, Inc., 5.25%, 12/1/23(4)		500	520,000

			$594,025

Hotels, Restaurants & Leisure — 0.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(4)		1,000	$1,038,750
Boyd Gaming Corp., 6.375%, 4/1/26(4)		50	51,375

Security		Principal Amount* (000’s omitted)	Value

Hotels, Restaurants & Leisure (continued)
MGM Growth Properties Operating Partnerhsip, L.P./MGP Escrow Co-Issuer, Inc., 5.625%, 5/1/24(4)		95	$99,097
MGM Resorts International, 6.00%, 3/15/23		550	572,687
Scientific Games International, Inc., 10.00%, 12/1/22		105	87,308

			$1,849,217

Household Durables — 0.3%
Tempur Sealy International, Inc., 6.875%, 12/15/20		1,000	$1,058,750

			$1,058,750

Household Products — 0.9%
Bormioli Rocco Holdings SA, 10.00%, 8/1/18(7)	EUR	850	$1,017,091
Central Garden & Pet Co., 6.125%, 11/15/23		500	527,500
Monitchem HoldCo 2 SA, 6.875%, 6/15/22(7)	EUR	850	896,451
Reynolds Group Holdings, Inc., 5.75%, 10/15/20		500	520,625
Spectrum Brands, Inc., 5.75%, 7/15/25(4)		500	532,825

			$3,494,492

Insurance — 0.4%
Genworth Financial, Inc., 7.625%, 9/24/21		147	$124,215
Genworth Holdings, Inc., 6.515%, 5/22/18		24	23,370
Hub International, Ltd., 7.875%, 10/1/21(4)		500	491,250
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(5)		1,280	899,200

			$1,538,035

Internet & Catalog Retail — 0.3%
Netflix, Inc., 5.50%, 2/15/22(4)		1,000	$1,050,000

			$1,050,000

IT Services — 0.2%
Alliance Data Systems Corp., 5.25%, 11/15/23(7)	EUR	850	$933,158

			$933,158

Media — 2.9%
Acosta, Inc., 7.75%, 10/1/22(4)		1,000	$932,500
Altice Luxembourg SA, 7.25%, 5/15/22(7)	EUR	1,300	1,519,237
Altice US Finance I Corp., 5.50%, 5/15/26(4)		200	202,500
AMC Networks, Inc., 5.00%, 4/1/24		125	125,469
Cable One, Inc., 5.75%, 6/15/22(4)		250	257,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(4)		1,130	1,186,500
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(4)		420	432,600

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Media (continued)
CSC Holdings, LLC, 6.75%, 11/15/21		500	$517,188
Lamar Media Corp., 5.75%, 2/1/26(4)		30	31,800
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(4)		240	246,600
MDC Partners, Inc., 6.50%, 5/1/24(4)		265	275,600
Numericable-SFR S.A., 7.375%, 5/1/26(4)		200	203,250
Numericable-SFR SAS, 5.625%, 5/15/24(7)	EUR	850	1,014,930
Sirius XM Radio, Inc., 5.875%, 10/1/20(4)		500	520,625
Sirius XM Radio, Inc., 6.00%, 7/15/24(4)		500	528,800
Tribune Media Co., 5.875%, 7/15/22(4)		500	497,500
Unitymedia GmbH, 3.75%, 1/15/27(7)	EUR	850	882,047
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(7)	EUR	850	1,009,684
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(4)		200	202,000
Virgin Media Secured Finance PLC, 6.25%, 3/28/29(7)	GBP	650	952,122

			$11,538,452

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)		605	$628,293
Freeport-McMoRan, Inc., 3.875%, 3/15/23		35	29,400
Freeport-McMoRan, Inc., 4.55%, 11/14/24		105	88,856
Teck Resources, Ltd., 2.50%, 2/1/18		35	33,425
Teck Resources, Ltd., 3.00%, 3/1/19		35	32,375

			$812,349

Multi-Utilities — 0.0%(8)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(5)		114	$110,010

			$110,010

Multiline Retail — 0.2%
Dollar Tree, Inc., 5.25%, 3/1/20(4)		500	$521,875
Dollar Tree, Inc., 5.75%, 3/1/23(4)		330	353,513

			$875,388

Oil, Gas & Consumable Fuels — 2.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		1,000	$1,061,250
Antero Resources Corp., 5.375%, 11/1/21		1,000	972,500
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(4)		40	38,600
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(4)		500	495,000
Gulfport Energy Corp., 6.625%, 5/1/23		750	731,250

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)
Memorial Resource Development Corp., 5.875%, 7/1/22	1,035	$947,025
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	525,310
Newfield Exploration Co., 5.625%, 7/1/24	65	66,361
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(4)(5)(10)	783	42,321
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(4)	30	31,650
Rice Energy, Inc., 7.25%, 5/1/23	80	81,200
Sabine Pass LNG, L.P., 7.50%, 11/30/16	1,000	1,023,750
Seven Generations Energy, Ltd., 8.25%, 5/15/20(4)	1,000	1,035,000
SM Energy Co., 5.625%, 6/1/25	40	33,800
SM Energy Co., 6.125%, 11/15/22	125	113,750
United Rentals North America, Inc., 7.625%, 4/15/22	1,000	1,072,500

		$8,271,267

Pharmaceuticals — 0.8%
Alphabet Holding Co., Inc., 7.75%, 11/1/17	1,000	$1,012,127
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 7/15/23(4)	1,000	977,500
NBTY, Inc., 7.625%, 5/15/21(4)(9)	360	369,000
PRA Holdings, Inc., 9.50%, 10/1/23(4)	55	60,775
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(4)	695	587,709
Vizient, Inc., 10.375%, 3/1/24(4)	50	54,625

		$3,061,736

Pipelines — 0.6%
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	105	$102,769
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,020	991,950
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22(4)	1,000	1,030,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	120	101,375
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23	115	105,657
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	20	18,171

		$2,349,922

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(4)	160	$158,600
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(4)	35	36,575

		$195,175

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Retail-Food and Drug — 0.3%
Rite Aid Corp., 6.125%, 4/1/23(4)		1,000	$1,074,375

			$1,074,375

Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology, Inc., 7.50%, 9/15/23(4)		120	$124,500
Microsemi Corp., 9.125%, 4/15/23(4)		575	636,813

			$761,313

Software — 0.4%
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(4)		20	$20,250
Infor (US), Inc., 5.75%, 8/15/20(4)		250	264,375
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(4)		545	572,250
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(4)		775	802,125

			$1,659,000

Specialty Retail — 0.7%
Douglas GmbH, 6.25%, 7/15/22(7)	EUR	850	$1,053,590
Dufry Finance SCA, 4.50%, 8/1/23(7)	EUR	850	1,041,423
Hot Topic, Inc., 9.25%, 6/15/21(4)		750	759,375

			$2,854,388

Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman, 4.75%, 1/1/25		510	$388,872
Western Digital Corp., 7.375%, 4/1/23(4)		585	590,850
Western Digital Corp., 10.50%, 4/1/24(4)		290	282,750

			$1,262,472

Telecommunications — 1.9%
Avaya, Inc., 9.00%, 4/1/19(4)		400	$256,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(4)(5)		789	706,155
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(4)		200	207,500
Interoute Finco PLC, 7.375%, 10/15/20(7)	EUR	850	1,060,305
Level 3 Financing, Inc., 5.25%, 3/15/26(4)		90	91,575
Matterhorn Telecom SA, 3.875%, 5/1/22(7)	EUR	850	948,425
Neptune Finco Corp., 10.875%, 10/15/25(4)		500	557,500
Play Topco SA, 7.75%, 2/28/20(7)(11)	EUR	850	996,895
Sprint Corp., 7.875%, 9/15/23		1,800	1,413,000
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,098,032

			$7,335,387

Security	Principal Amount* (000’s omitted)	Value

Transportation — 0.0%(8)
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(4)	20	$20,000

		$20,000

Total Corporate Bonds & Notes (identified cost $106,287,428)		$107,653,521

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.1%
Hologic, Inc., 0.00%, 12/15/43	$400	$494,250

		$494,250

Utilities — 0.0%(8)
NRG Yield, Inc., 3.25%, 6/1/20(4)	$100	$91,000

		$91,000

Total Convertible Bonds (identified cost $586,568)		$585,250

Exchange-Traded Funds — 2.9%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	61,000	$5,114,850
iShares MSCI Japan ETF	179,358	2,048,269
iShares U.S. Preferred Stock ETF	110,000	4,309,800

Total Exchange-Traded Funds (identified cost $11,274,903)		$11,472,919

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(12)	$9,143	$9,142,515

Total Short-Term Investments (identified cost $9,142,515)		$9,142,515

Total Investments — 99.4% (identified cost $376,226,917)		$391,205,670

Other Assets, Less Liabilities — 0.6%		$2,392,539

Net Assets — 100.0%		$393,598,209

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $45,624,631 or 11.6% of the Portfolio’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $31,139,343 or 7.9% of the Portfolio’s net assets.

(8)	Amount is less than 0.05%.

(9)	When-issued security.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.5%	$221,009,993
United Kingdom	10.1	39,614,090
France	5.3	20,801,714
Japan	3.6	13,905,392
Germany	3.4	13,413,867
Netherlands	2.6	10,260,559
Ireland	2.4	9,514,293
Switzerland	2.2	8,457,274
Luxembourg	1.4	5,615,254
Denmark	1.3	5,068,088
Sweden	1.1	4,312,850
Italy	1.1	4,189,919
Belgium	1.0	3,828,417
Canada	0.8	3,242,550
Israel	0.8	3,047,185
Spain	0.7	2,811,580
Australia	0.7	2,787,379
China	0.4	1,658,288
Croatia	0.3	1,070,000
Poland	0.3	996,895
Norway	0.3	991,416
Brazil	0.2	752,384
Colombia	0.2	706,155
Finland	0.2	602,355
Chile	0.1	554,229
New Zealand	0.1	520,625
Exchange-Traded Funds	2.9	11,472,919

Total Investments	100.0%	$391,205,670

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	615,000	USD	694,553	State Street Bank and Trust Company	5/3/16	$9,653	$—
USD	1,241,885	CHF	1,206,348	Citibank, N.A.	5/31/16	—	(17,102)
USD	1,241,933	CHF	1,206,348	Standard Chartered Bank	5/31/16	—	(17,055)
USD	1,242,406	CHF	1,206,348	State Street Bank and Trust Company	5/31/16	—	(16,581)
USD	4,617,594	EUR	4,078,023	Citibank, N.A.	5/31/16	—	(55,704)
USD	4,617,586	EUR	4,078,023	Standard Chartered Bank	5/31/16	—	(55,712)
USD	4,618,402	EUR	4,078,023	State Street Bank and Trust Company	5/31/16	—	(54,897)
USD	7,031,294	SEK	56,913,334	Citibank, N.A.	5/31/16	—	(62,794)
USD	3,517,468	SEK	28,456,667	Standard Chartered Bank	5/31/16	—	(29,576)
USD	3,518,414	SEK	28,456,667	State Street Bank and Trust Company	5/31/16	—	(28,630)

						$9,653	$(338,051)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini S&P 500 Index	112	Long	Jun-16	$11,360,160	$11,530,960	$170,800
Euro Stoxx 50 Index	229	Short	Jun-16	(7,679,126)	(7,819,674)	(140,548)
OMX Stockholm 30 Index	256	Short	May-16	(4,239,065)	(4,313,910)	(74,845)

						$(44,593)

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

OMX Stockholm 30 Index:  Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

Currency Abbreviations:

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
SEK	–	Swedish Krona
USD	–	United States Dollar

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $367,084,402)	$382,063,155
Affiliated investment, at value (identified cost, $9,142,515)	9,142,515
Cash	2,244,303
Restricted cash*	789,025
Interest and dividends receivable	2,646,017
Interest receivable from affiliated investment	8,708
Receivable for investments sold	9,189,320
Securities lending income receivable	4,088
Receivable for variation margin on open financial futures contracts	620,180
Receivable for open forward foreign currency exchange contracts	9,653
Tax reclaims receivable	1,982,307
Receivable from affiliate	29,371
Total assets	$408,728,642

Liabilities
Payable for investments purchased	$11,746,234
Payable for when-issued securities	2,386,377
Payable for open forward foreign currency exchange contracts	338,051
Due to custodian — foreign currency, at value (identified cost, $357,666)	416,101
Payable to affiliates:
Investment adviser fee	209,205
Trustees’ fees	1,818
Accrued expenses	32,647
Total liabilities	$15,130,433
Net Assets applicable to investors’ interest in Portfolio	$393,598,209

Sources of Net Assets
Investors’ capital	$379,046,280
Net unrealized appreciation	14,551,929
Total	$393,598,209

*	Represents restricted cash on deposit at the broker as collateral for open derivative contracts.

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2016(1)
Dividends (net of foreign taxes, $616,688)	$2,094,070
Interest (net of foreign taxes, $2,649)	622,341
Interest allocated from affiliated investment	11,093
Securities lending income, net	3,100
Expenses allocated from affiliated investment	(1,033)
Total investment income	$2,729,571

Expenses
Investment adviser fee	$236,736
Trustees’ fees and expenses	1,818
Custodian fee	25,768
Legal and accounting services	14,294
Miscellaneous	10,605
Total expenses	$289,221

Net investment income	$2,440,350

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$518,534
Investment transactions allocated from affiliated investment	108
Financial futures contracts	1,417,404
Foreign currency and forward foreign currency exchange contract transactions	(1,391,350)
Net realized gain	$544,696
Change in unrealized appreciation (depreciation) —
Investments	$7,252,982
Financial futures contracts	(1,789,322)
Foreign currency and forward foreign currency exchange contracts	474,742
Net change in unrealized appreciation (depreciation)	$5,938,402

Net realized and unrealized gain	$6,483,098

Net increase in net assets from operations	$8,923,448

(1)	For the period from the start of business, March 28, 2016, to April 30, 2016.

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2016 (Unaudited)(1)
From operations —
Net investment income	$2,440,350
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	544,696
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	5,938,402
Net increase in net assets from operations	$8,923,448
Capital transactions —
Contributions	$3,629,187
Withdrawals	(4,875,792)
Portfolio transaction fee	16,824
Assets contributed by Eaton Vance Global Income Builder Fund	385,904,542
Net increase in net assets from capital transactions	$384,674,761

Net increase in net assets	$393,598,209

Net Assets
At beginning of period	$—
At end of period	$393,598,209

(1)	For the period from the start of business, March 28, 2016, to April 30, 2016.

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Supplementary Data

Ratios/Supplemental Data	Period Ended April 30, 2016 (Unaudited)(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.80	%(3)
Net investment income	6.69	%(3)
Portfolio Turnover	20	%(2)

Total Return	1.99	%(2)

Net assets, end of period (000’s omitted)	$393,598

(1)	For the period from the start of business, March 28, 2016, to April 30, 2016.

(2)	Not annualized.

(3)	Annualized.

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 99.2% and 0.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

26

Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

27

Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and or/other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $236,736 or 0.65% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the period ended April 30, 2016, BMR reimbursed the Portfolio $29,371 for a trading error. The reimbursement by BMR of such amount was less than $0.01 per share and had no impact on total return.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Transfer of Assets

Investment operations began on March 28, 2016 with the transfer of investments and related assets by Eaton Vance Global Income Builder Fund of $385,904,542, including net unrealized appreciation of $8,613,527, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, in-kind transactions and investments acquired in the transfer of assets as described in Note 3, aggregated $78,805,447 and $74,614,466, respectively, for the period ended April 30, 2016. In-kind purchases and sales for the period ended April 30, 2016 aggregated $2,881,386 and $0, respectively.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$377,376,146

Gross unrealized appreciation	$23,579,028
Gross unrealized depreciation	(9,749,504)

Net unrealized appreciation	$13,829,524

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the

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Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk:  Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the period ended April 30, 2016.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $338,051. At April 30, 2016, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$170,800	(1)	$(215,393	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	9,653	(2)	(338,051	)(3)

Total		$180,453		$(553,444)

Derivatives not subject to master netting or similar agreements		$170,800		$(215,393)

Total Derivatives subject to master netting or similar agreements		$9,653		$(338,051)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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April 30, 2016

Notes to Financial Statements (Unaudited) — continued

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$9,653	$(9,653)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(135,600)	$—	$—	$—	$(135,600)
Standard Chartered Bank	(102,343)	—	—	—	(102,343)
State Street Bank and Trust Company	(100,108)	9,653	—	—	(90,455)

	$(338,051)	$9,653	$—	$—	$(328,398)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the period ended April 30, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$1,417,404	$(1,789,322)
Foreign Exchange	Forward foreign currency exchange contracts	(1,321,570)	496,165

Total		$95,834	$(1,293,157)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the period ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$27,813,000	$29,872,000	$37,731,000

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Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period ended April 30, 2016.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by noncash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Noncash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At April 30, 2016, the Portfolio had no securities on loan.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$16,172,557	$16,179,496	$—	$32,352,053
Consumer Staples	13,546,284	16,647,384	—	30,193,668
Energy	10,951,229	5,105,942	—	16,057,171
Financials	27,641,698	19,145,285	—	46,786,983
Health Care	18,812,030	15,843,833	—	34,655,863
Industrials	17,315,381	11,358,235	—	28,673,616
Information Technology	21,625,845	11,894,487	—	33,520,332
Materials	—	1,838,722	—	1,838,722
Telecommunication Services	—	6,852,320	—	6,852,320
Utilities	5,088,397	3,635,211	—	8,723,608

Total Common Stocks	$131,153,421	$108,500,915 *	$—	$239,654,336

Preferred Stocks
Consumer Staples	$—	$1,209,928	$—	$1,209,928
Energy	—	713,333	—	713,333
Financials	9,458,116	8,544,285	—	18,002,401
Industrials	—	976,381	—	976,381
Utilities	1,087,335	707,751	—	1,795,086

Total Preferred Stocks	$10,545,451	$12,151,678	$—	$22,697,129

Corporate Bonds & Notes	$—	$107,653,521	$—	$107,653,521
Convertible Bonds	—	585,250	—	585,250
Exchange-Traded Funds	11,472,919	—	—	11,472,919
Short-Term Investments	—	9,142,515	—	9,142,515

Total Investments	$153,171,791	$238,033,879	$—	$391,205,670

Forward Foreign Currency Exchange Contracts	$—	$9,653	$—	$9,653
Futures Contracts	170,800	—	—	170,800

Total	$153,342,591	$238,043,532	$—	$391,386,123

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(338,051)	$—	$(338,051)
Futures Contracts	—	(215,393)	—	(215,393)

Total	$—	$(553,444)	$—	$(553,444)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

32

Eaton Vance

Global Dividend Income NextShares

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 9, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance Global Dividend Income NextShares (the “NextShares Fund”) with Eaton Vance Management (the “Adviser”).

Prior to voting its approval of the investment advisory agreement, the Board received information from the Adviser and its affiliate, Boston Management and Research (together, “Eaton Vance”), that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by Eaton Vance for the February 9, 2015 meeting relating specifically to the NextShares Fund, as well as information furnished for prior meetings of the Board and its committees, including meetings of a working group of the Board established specifically to assist the Board in evaluating the terms of the investment advisory agreement of the NextShares Fund and of other similar funds. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds, including an existing Eaton Vance Fund (the “Existing Fund”) with the same investment objective, investment strategies, portfolio managers and contractual management fee rates as those of the NextShares Fund. The Board considered differences in the operations and expenses of the NextShares Fund as compared to the Existing Fund.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees payable by the Existing Fund with the fees payable by comparable funds identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing the total expense ratio, and its components, of the Existing Fund with those of comparable funds;

•	Data comparing the total expense ratio of the NextShares Fund with the expense ratios of the Existing Fund and comparable funds;

•	A report from an independent data provider comparing the investment performance of the Existing Fund to the investment performance of comparable funds over various time periods;

•	Data comparing the investment performance of the Existing Fund with the performance of benchmark indices over various time periods;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the NextShares Fund;

•	Profitability analyses for Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the NextShares Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

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Eaton Vance

Global Dividend Income NextShares

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the NextShares Fund’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement for the NextShares Fund. The conclusions reached with respect to the investment advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the NextShares Fund, the Board evaluated the nature, extent and quality of services to be provided to the NextShares Fund by the Adviser. The Board noted that the NextShares Fund is expected to invest substantially all of its assets in the Global Dividend Income Portfolio (the “Portfolio”), which will have the same investment objective, investment strategies, portfolio managers and contractual management fee rates as the NextShares Fund. The Board also noted that, under the terms of the investment advisory agreement, the Adviser will receive no separate fee from the NextShares Fund with respect to assets that are invested in the Portfolio but that the Adviser would receive fees from the Portfolio with respect to such assets.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments held by the Existing Fund (and to be held by the Portfolio), including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the NextShares Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the NextShares Fund, including the provision of administrative services.

The Board considered the special attributes of the NextShares Fund relative to a traditional mutual fund and the benefits that are expected to be realized by investors electing to invest in the NextShares Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by the Adviser and its affiliates in developing an infrastructure necessary to support the on-going operations of the NextShares Fund and in obtaining regulatory approvals necessary to commence operations of the NextShares Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the NextShares Fund had not yet commenced operations when the contract was approved, it had no performance record. As indicated above, however, the Board did consider the investment performance of the Existing Fund in approving the investment advisory agreement for the NextShares Fund.

Management Fees and Expenses

The Board considered contractual fee rates payable by the NextShares Fund for advisory and administrative services (referred to collectively as “management fees”), as well as the management fees payable by the Existing Fund, which are the same. As part of its review, the Board considered the management fees and total expense ratios of the Existing Fund and the NextShares Fund, as compared to those of comparable funds, before and after

34

Eaton Vance

Global Dividend Income NextShares

April 30, 2016

Board of Trustees’ Contract Approval — continued

giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered the fee that the NextShares Fund will pay to Eaton Vance for providing services required to operate the NextShares Fund in accordance with relevant regulatory approvals.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the NextShares Fund for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Existing Fund. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Existing Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Existing Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the NextShares Fund, the profits expected to be realized by the Adviser and its affiliates with respect to the NextShares Fund will be reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the NextShares Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the NextShares Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that, assuming reasonably foreseeable increases in the assets of the NextShares Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the NextShares Fund to benefit from economies of scale in the future.

35

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management (the “EVM”) or its affiliates (the “Eaton Vance Funds”) held on February 10 – 11, 2016, the Board, including a majority of the Independent Trustees, voted to approve a sub-advisory agreement for Eaton Vance Management (International) Limited (“EVMI” or the “Sub-adviser”) with respect to Eaton Vance Global Income Builder NextShares (the “NextShares Fund”). EVMI is a subsidiary of EVM, which serves as the investment adviser of the NextShares Fund. The NextShares Fund is expected to invest substantially all of its assets in the Global Income Builder Portfolio. Boston Management and Research (“BMR”), which is also a subsidiary of EVM, serves as the investment adviser of the Portfolio (BMR and EVM are referred to together herein as the “Adviser”) and EVMI serves as the sub-adviser of the Portfolio.

In considering the proposal to appoint EVMI as a sub-adviser of the NextShares Fund, the Board reviewed information furnished for its February 10 – 11, 2016 meeting and other meetings of the Board and its Committees held throughout the year, including meetings at which the Board or its Committees considered other investment advisory and sub-advisory agreements for the NextShares Fund and other Eaton Vance Funds. Among other things, the Board considered information provided with respect to the investment advisory and sub-advisory agreements for an existing Eaton Vance Fund (the “Existing Fund”) with the same investment objective, investment strategies, portfolio managers and contractual management fee rates as those of the NextShares Fund. EVM serves as the adviser and EVMI serves as a sub-adviser of the Existing Fund. Although the Board recognized differences in the operations and expenses of the NextShares Fund as compared to the Existing Fund, the Board also recognized that the investment objectives and strategies of the NextShares Fund and the Existing Fund are the same and that the investment personnel of the Sub-adviser who will be primarily responsible for the day-to-day management of assets of the NextShares Fund under the sub-advisory agreement have been providing substantially the same services for the Existing Fund. Accordingly, in evaluating the proposal to appoint EVMI as a sub-adviser of the NextShares Fund, the Board considered information provided in connection with the most recent approval of (i) the NextShares Fund’s investment advisory agreement with EVM, which occurred in February 2015, (ii) the Portfolio’s investment advisory agreement with BMR, which occurred in February 2015, (iii) the Existing Fund’s investment advisory agreement with EVM, which occurred in April 2015 and (iv) the sub-advisory agreement with EVMI for the Existing Fund, which occurred in November 2015 (collectively, the “Prior Approvals”).

Information considered by the Board relating to the proposed sub-advisory agreement included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the NextShares Fund and the sub-advisory fees to be paid by EVM to the Sub-adviser;

•	Comparative information concerning fees charged by other advisers for managing funds similar to the NextShares Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the NextShares Fund, including the investment strategies and processes to be employed;

•	The procedures and processes to be used to determine the fair value of fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the Sub-adviser’s policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits expected to be received by the Sub-adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the NextShares Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of the Sub-adviser, together with information relating to compliance with and the administration of such Code;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by the Sub-adviser, (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates, including the Sub-adviser;

•	A description of the Adviser’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters; and

36

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•

The terms of the investment advisory agreement and sub-advisory agreement of the NextShares Fund, which are substantially the same as the terms of the investment advisory agreement and sub-advisory agreement of the Existing Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the sub-advisory agreement are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the sub-advisory agreement for the NextShares Fund.

Nature, Extent and Quality of Services

In considering whether to approve the sub-advisory agreement of the NextShares Fund, the Board evaluated the nature, extent and quality of services to be provided to the NextShares Fund by the Sub-adviser. The Board noted that the NextShares Fund is expected to invest substantially all of its assets in the Portfolio, which will have the same investment objective, investment strategies, portfolio managers and contractual management fee rates as the NextShares Fund. The Board also noted that, under the terms of the investment advisory agreement, EVM will receive no separate fee from the NextShares Fund with respect to assets that are invested in the Portfolio but that BMR will receive fees from the Portfolio with respect to such assets.

The Board considered the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the NextShares Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the NextShares Fund. The Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the NextShares Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s personnel in analyzing special considerations relevant to investing in dividend-paying common and preferred stocks. The Board also took into account the resources dedicated to portfolio management and other services, as well as other factors, such as the reputation and resources of the Sub-Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the NextShares Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the NextShares Fund, including the provision of administrative services. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the NextShares Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad.

The Board considered the compliance programs of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Sub-adviser, taken as a whole, will be appropriate and consistent with the terms of the sub-advisory agreement.

Performance

Because the NextShares Fund had not yet commenced operations when the sub-advisory agreement was approved, the NextShares Fund had no performance record. In connection with the Prior Approvals, however, the Board considered the investment performance of the Existing Fund and concluded that such performance was satisfactory.

Management Fees, Profitability and Economies of Scale

The Board considered the fact that, in connection with the Prior Approvals, the Board had concluded with respect to the Existing Fund, the Portfolio and the NextShares Fund that (i) the management fees are reasonable, (ii) the profits being realized by EVM and its affiliates with respect to the Existing Fund are reasonable and the profits expected to be realized by the Adviser and its affiliates with respect to the Portfolio and the NextShares Fund will be reasonable and (iii) the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Existing Fund, the Portfolio and the NextShares Fund to benefit from economies of scale in the future. In considering whether to approve the sub-advisory agreement for the NextShares Fund, the Board considered the fact that EVMI is an affiliate of the Adviser, the appointment of EVMI as the sub-adviser of the NextShares Fund will not result in a change in the personnel who are primarily responsible for the day-to-day management of the assets of the NextShares Fund, the terms of the advisory agreement (including the fees payable thereunder) will not change, and EVM will be responsible for the payment of all fees of the Sub-adviser under the sub-advisory agreement. Accordingly, the Board concluded that the appointment of EVMI as a sub-adviser of the NextShares Fund is not expected to adversely affect the performance of the NextShares Fund, the reasonableness of the management fees payable to EVM by the NextShares Fund, the profits to be realized by EVM and its affiliates in managing the NextShares Fund or the extent to which the NextShares Fund can be expected to benefit from economies of scale in the future.

37

Global Dividend Income Portfolio

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 9, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Global Dividend Income Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”).

Prior to voting its approval of the investment advisory agreement, the Board received information from the Adviser and its affiliate, Eaton Vance Management (together, “Eaton Vance”), that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by Eaton Vance for the February 9, 2015 meeting relating specifically to the Portfolio, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds, including an existing Eaton Vance Fund (the “Existing Fund”) with the same investment objective, investment strategies, portfolio managers and contractual management fee rates as those of the Portfolio. The Board noted that the Existing Fund is expected to convert to a master-feeder structure by contributing its assets to the Portfolio in exchange for an interest in the Portfolio.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees payable by the Existing Fund with the fees payable by comparable funds identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing the total expense ratio, and its components, of the Existing Fund with those of comparable funds;

•	Data comparing the advisory and related fees payable by the Portfolio with fees payable by comparable funds;

•	A report from an independent data provider comparing the investment performance of the Existing Fund to the investment performance of comparable funds over various time periods;

•	Data comparing the investment performance of the Existing Fund with the performance of benchmark indices over various time periods;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio;

•	Profitability analyses for Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;

38

Global Dividend Income Portfolio

April 30, 2016

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement for the Portfolio. The conclusions reached with respect to the investment advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments held by the Existing Fund (and to be held by the Portfolio), including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio had not yet commenced operations when the contract was approved, it had no performance record. As indicated above, however, the Board did consider the investment performance of the Existing Fund in approving the investment advisory agreement for the Portfolio.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory services (referred to as “management fees”), as well as the management fees payable by the Existing Fund, which are the same. As part of its review, the Board considered the management fees of the Existing Fund and the Portfolio, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the Portfolio for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Existing Fund. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Existing Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Existing Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Portfolio, the profits expected to be realized by the Adviser and its affiliates with respect to the Portfolio will be reasonable.

39

Global Dividend Income Portfolio

April 30, 2016

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

40

Global Income Builder Portfolio

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management (the “EVM”) or its affiliates (the “Eaton Vance Funds”) held on February 10 – 11, 2016, the Board, including a majority of the Independent Trustees, voted to approve a sub-advisory agreement for Eaton Vance Management (International) Limited (“EVMI” or the “Sub-adviser”) with respect to Global Income Builder Portfolio (formerly Global Dividend Income Portfolio) (the “Portfolio”). EVMI is a subsidiary of EVM. Boston Management and Research (“BMR”), which is also a subsidiary of EVM, serves as the investment adviser of the Portfolio (BMR and EVM are referred to together herein as the “Adviser”).

In considering the proposal to appoint EVMI as a sub-adviser of the Portfolio, the Board reviewed information furnished for its February 10 – 11, 2016 meeting and other meetings of the Board and its Committees held throughout the year, including meetings at which the Board or its Committees considered other investment advisory and sub-advisory agreements for the Portfolio and other Eaton Vance Funds. Among other things, the Board considered information provided with respect to the investment advisory and sub-advisory agreements for an existing Eaton Vance Fund (the “Existing Fund”) with the same investment objective, investment strategies, portfolio managers and contractual management fee rates as those of the Portfolio. EVM serves as the adviser and EVMI serves as a sub-adviser of the Existing Fund. The Board noted that the Existing Fund is expected to operate in a master-feeder structure with the Portfolio by contributing its assets to the Portfolio in exchange for an interest in the Portfolio. The Board further noted that the investment personnel of the Sub-adviser who will be primarily responsible for the day-to-day management of assets of the Portfolio under the sub-advisory agreement have been providing substantially the same services for the Existing Fund. Accordingly, in evaluating the proposal to appoint EVMI as a sub-adviser of the Portfolio, the Board considered information provided in connection with the most recent approval of (i) the Portfolio’s investment advisory agreement with BMR , which occurred in February 2015, (ii) the Existing Fund’s investment advisory agreement with EVM, which occurred in April 2015 and (iii) the sub-advisory agreement with EVMI for the Existing Fund, which occurred in November 2015 (collectively, the “Prior Approvals”).

Information considered by the Board relating to the proposed sub-advisory agreement included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio and the sub-advisory fees to be paid by BMR to the Sub-adviser;

•	Comparative information concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;

•	The procedures and processes to be used to determine the fair value of fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the Sub-adviser’s policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions

•

Information about the allocation of brokerage transactions and the benefits expected to be received by the Sub-adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of the Sub-adviser, together with information relating to compliance with and the administration of the Code;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by the Sub-adviser, (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates, including the Sub-adviser;

•	A description of the Adviser’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters; and

41

Global Income Builder Portfolio

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•

The terms of the investment advisory agreement and sub-advisory agreement of the Portfolio, which are substantially the same as the terms of the investment advisory agreement and sub-advisory agreement of the Existing Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the sub-advisory agreement are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Sub-adviser.

The Board considered the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Portfolio’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s personnel in analyzing special considerations relevant to investing in dividend-paying common and preferred stocks. The Board also took into account the resources dedicated to portfolio management and other services, as well as other factors, such as the reputation and resources of the Sub-Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the Portfolio of having portfolio management services involving investments in international equities provided by investment professionals located abroad.

The Board considered the compliance programs of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Sub-adviser, taken as a whole, will be appropriate and consistent with the terms of the sub-advisory agreement.

Performance

Because the Portfolio had not yet commenced operations when the sub-advisory agreement was approved, the Portfolio had no performance record. In connection with the Prior Approvals, however, the Board considered the investment performance of the Existing Fund and concluded that such performance was satisfactory.

Management Fees, Profitability and Economies of Scale

The Board considered the fact that, in connection with the Prior Approvals, the Board had concluded with respect to the Existing Fund and the Portfolio that (i) the management fees are reasonable, (ii) the profits being realized by EVM and its affiliates with respect to the Existing Fund are reasonable and the profits expected to be realized by BMR and its affiliates with respect to the Portfolio will be reasonable and (iii) the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Existing Fund and the Portfolio to benefit from economies of scale in the future. In considering whether to approve the sub-advisory agreement for the Portfolio, the Board considered the fact that EVMI is an affiliate of the Adviser, the appointment of EVMI as the sub-adviser of the Portfolio will not result in a change in the personnel who are primarily responsible for the day-to-day management of the assets of the Portfolio, the terms of the advisory agreement (including the fees payable thereunder) will not change, and BMR will be responsible for the payment of all fees of the Sub-adviser under the sub-advisory agreement. Accordingly, the Board concluded that the appointment of EVMI as a sub-adviser of the Portfolio is not expected to adversely affect the performance of the Portfolio (or any Eaton Vance Fund investing in the Portfolio), the reasonableness of the management fees payable to BMR by the Portfolio, the profits to be realized by BMR and its affiliates in managing the Portfolio or the extent to which the Portfolio can be expected to benefit from economies of scale in the future.

42

Eaton Vance

Global Income Builder NextShares

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Global Income Builder NextShares

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Michael A. Allison

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder NextShares and Global Income Builder Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your financial advisor may household the mailing of your documents indefinitely unless you instruct your financial advisor otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of Global Income Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Eaton Vance Global Income Builder NextShares and Global Income Builder Portfolio

Eaton Vance Management (International) Limited

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Investment Adviser and Administrator of Eaton Vance Global Income Builder NextShares

Eaton Vance Management

Two International Place

Boston, MA 02110

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21984    4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2016

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 21, 2016